Litigation	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Litigation
24.	Litigation

Bladex is not engaged in any litigation that is material to the Bank’s business or, to the best of the knowledge of the Bank’s management that is likely to have an adverse effect on its business, financial condition or results of operations.